Leases	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Leases
8.	Leases

As of June 30, 2024, the Company had the following non-cancellable lease contract.

Description of the lease	Lease term
Office premises	3 to 5 years

(a) Amount recognized in the consolidated balance sheet:

Operating lease right -of-use assets, net was as follows as of June 30, 2024 and December 31, 2023:

	As of June 30, 2024	As of December 31, 2023
	In thousands of USD
Right-of-use assets	$82	$129
Lease liabilities, current	74	95
Lease liabilities, non-current	8	34
Total operating lease liabilities	$82	$129

(b) A summary of lease cost recognized in the Company’ unaudited condensed consolidated statements of income and comprehensive income (loss) is as follows:

	For the six months ended June 30, 2024	For the six months ended June 30, 2023
	In thousands of USD
Amortization of right-of-use assets	$47	$47
Interest of lease liabilities	$2	$4

Maturity analysis of operating lease liabilities of June 30, 2024 is as follows:

Operating lease payment	In thousands of USD
Within one year	75
One to three years	9
Total future minimum lease payments	$84
Less: imputed interest	(2)
Total	82